Bank Debt, detail 2 (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure
2017	$ 13,264
2018	25,101
2019	61,960
2020	67,878
2021	180,570
2022 and thereafter	238,892
Total	$ 587,665	$ 671,693